NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Supplement dated December 6, 2017
to the Prospectus dated May 1, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Funds NVIT Growth Fund (the "Fund")

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled "Portfolio Managers" on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Mark L. Casey	Partner – Capital World Investors, a division of Capital Research	Since 2017
Martin Romo	Partner – Capital World Investors, a division of Capital Research	Since 2016
Alan J. Wilson	Partner – Capital World Investors, a division of Capital Research	Since 2014
Andraz Razen	Partner – Capital World Investors, a division of Capital Research	Since 2013
Michael T. Kerr	Partner – Capital World Investors, a division of Capital Research	Since 2005

2.	All references to, and information regarding, Ronald B. Morrow in the Prospectus, as they relate solely to the Fund, are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE